Note 5 - Inventories (Details) - The Company’s inventories consist of: (EUR €) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
The Company’s inventories consist of: [Abstract]
Raw materials	€ 316	€ 332
Semi-finished goods	261	236
Finished goods	2,020	1,422
Total Inventories, net	€ 2,597	€ 1,990